29 Borrowings (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
USD
Disclosure of detailed information about borrowings [line items]
Deb structure, beginning	$ 11,159
Deb structure, ending	$ 8,261	$ 11,159
Class 9 [member] | Fixed rate par note [member]
Disclosure of detailed information about borrowings [line items]
Rate	9.75%	9.75%
Year of maturity	2022	2022
Class 9 [member] | Fixed rate par note [member] | USD
Disclosure of detailed information about borrowings [line items]
Deb structure, beginning	$ 137	$ 166
Debt repurchase	(39)	(29)
Deb structure, ending	$ 98	$ 137